Taxation - Disclosure of Potential Future Tax Deductions (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of deferred tax not recognised, deductible temporary differences	R 14,618	R 12,935
Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	43,395	39,725
Deductible temporary differences for which no deferred tax asset is recognised	40,330	35,038
Tax losses carried forward utilisable against mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	7,356	5,494
Deductible temporary differences for which no deferred tax asset is recognised	5,156	5,109
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	570	571
Deductible temporary differences for which no deferred tax asset is recognised	570	571
Hidden Valley | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	18,847	16,333
Avgold | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	21,483	19,086
Randfontein | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	2,261	2,134
Moab Khotsong | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	R 625	R 1,755